Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	HOMESTEAD FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000865733
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2011
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement Text [Block]	hfi865733_SupplementTextBlock
Homestead Funds, Inc.
Supplement Dated November 14, 2011
To the Prospectus Dated May 1, 2011

This supplement revises certain information regarding the Daily Income Fund and the Growth Fund contained in the above-referenced Prospectus. Please read this supplement carefully and keep it with your Prospectus for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at www.homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, IFS8-305, Arlington, Virginia 22203.

Daily Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Expense Example Text [Block]	hfi865733_SupplementExpenseExampleTextBlock	1. Effective immediately, the section titled “Daily Income Fund – Fund Summaries – EXPENSE EXAMPLE” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	175
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	816
Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Expense Example Text [Block]	hfi865733_SupplementExpenseExampleTextBlock	2. Effective immediately, the section titled “Growth Fund – Fund Summaries – EXPENSE EXAMPLE” on page 14 of the Prospectus is deleted in its entirety and replaced with the following:
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,464